(18) PRIVATE PENSION PLAN (Details 7)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rio Grande Energia S.A. ("RGE") [Member] | Nominal Discount Rate For Actuarial Liabilities [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	9.51%	10.99%	12.67%
Rio Grande Energia S.A. ("RGE") [Member] | Nominal Return Rate On Assets [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	9.51%	10.99%	12.67%
Rio Grande Energia S.A. ("RGE") [Member] | Estimated Rate Of Nominal Salary Increase [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	6.13%	8.15%	6.79%
Rio Grande Energia S.A. ("RGE") [Member] | Estimated Rate Of Nominal Benefits Increase [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	4.00%	5.00%	5.00%
Rio Grande Energia S.A. ("RGE") [Member] | Estimated Long-Term Inflation Rate (Basis For Determining The Nominal Rates Above) [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	4.00%	5.00%	5.00%
Rio Grande Energia S.A. ("RGE") [Member] | General Biometric Mortality [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	BR-EMS sb v.2015	BR-EMS sb v.2015	AT-2000 (-10)
Rio Grande Energia S.A. ("RGE") [Member] | Biometric Table For The Onset Of Disability [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	Medium Light	Medium Light	Low Light
Rio Grande Energia S.A. ("RGE") [Member] | Expected Turnover Rate [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	Null	Null	ExpR_2012*
Rio Grande Energia S.A. ("RGE") [Member] | Likelihood Of Reaching Retirement Age [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Nominal Discount Rate For Actuarial Liabilities [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	9.51%	10.99%
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Nominal Return Rate On Assets [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	9.51%	10.99%
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Estimated Rate Of Nominal Salary Increase [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	6.10%	7.29%
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Estimated Rate Of Nominal Benefits Increase [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	4.00%	5.00%
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Estimated Long-Term Inflation Rate (Basis For Determining The Nominal Rates Above) [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	4.00%	5.00%
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | General Biometric Mortality [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	BR-EMS sb v.2015	AT-2000
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Biometric Table For The Onset Of Disability [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	Medium Light	Medium Light
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Expected Turnover Rate [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	Null	Null
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | Likelihood Of Reaching Retirement Age [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Nominal Discount Rate For Actuarial Liabilities [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	9.51%	10.99%	12.67%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Nominal Return Rate On Assets [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	9.51%	10.99%	12.67%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Estimated Rate Of Nominal Salary Increase [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	6.08%	7.00%	6.79%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Estimated Rate Of Nominal Benefits Increase [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	4.00%	5.00%	5.00%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Estimated Long-Term Inflation Rate (Basis For Determining The Nominal Rates Above) [Member]
Statement Line Items [Line Items]
Actuarial calculation assumptions consideration	4.00%	5.00%	5.00%
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | General Biometric Mortality [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	AT-2000 (-10)	AT-2000 (-10)	AT-2000 (-10)
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Biometric Table For The Onset Of Disability [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	Low Light	Low Light	Low Light
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Expected Turnover Rate [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	ExpR_2012	ExpR_2012*	ExpR_2012*
Companhia Paulista de Forca e Luz ("CPFL Paulista"), Companhia Piratininga de Força e Luz ("CPFL Piratininga") & CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Likelihood Of Reaching Retirement Age [Member]
Statement Line Items [Line Items]
Description of actuarial calculation assumptions consideration	100% when a beneficiary of the plan first becomes eligible	100% when a beneficiary of the plan first becomes eligible	100% when a beneficiary of the plan first becomes eligible